UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[x] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported) January 25, 2022

Commission File Number of securitizer: 001-09292

Central Index Key Number of securitizer: 0000778946

Paul Humphrey, Bluegreen Vacations Corporation

(561) 443-8876

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by the check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [ ]

Indicate by the check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by the check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [x]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Bluegreen Vacations Corporation (Securitizer)

Date: January 25, 2022

/s/ Paul Humphrey

Name: Paul Humphrey

Title: Senior Vice President of Finance, Capital Markets and Mortgage Operations